Convertible notes, net (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2015 USD ($)	Apr. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2014 USD ($)	Mar. 31, 2018 shares	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2019 USD ($)	Dec. 01, 2014 USD ($)	Oct. 03, 2012 USD ($) $ / shares	Apr. 27, 2012 USD ($) $ / shares
Convertible notes, net
Number of shares issued in conversion of Notes (in shares) | shares				40,521,494
Convertible notes, net							$ 0
GM Notes
Convertible notes, net
Denomination of the GM Notes			$ 50,000					$ 25,000
GM Notes | Cordlife Group Limited - listed on Singapore Exchange
Convertible notes, net
Aggregate principal amount			25,000
GM Notes | Magnum
Convertible notes, net
Aggregate principal amount			25,000
Convertible notes
Convertible notes, net
Guaranteed internal rate of return				12.00%
Interest rate				7.00%
Debt issuance costs, amortization period				5 years
Convertible notes | KKR Notes
Convertible notes, net
Aggregate principal amount										$ 65,000
Guaranteed internal rate of return				12.00%
Interest rate										7.00%
Proceeds from issuance of convertible notes					$ 65,000
Issuance costs incurred | ¥						¥ 14,260
Conversion price per share | $ / shares										$ 2.838
Convertible notes | GM Notes
Convertible notes, net
Aggregate principal amount									$ 50,000
Guaranteed internal rate of return				12.00%
Interest rate									7.00%
Proceeds from issuance of convertible notes					$ 50,000
Issuance costs incurred | ¥						¥ 4,258
Conversion price per share | $ / shares									$ 2.838
Golden Meditech Holdings Limited (GMHL) | GM Notes
Convertible notes, net
Proceeds from sale of the GM Notes			$ 88,090
Golden Meditech Holdings Limited (GMHL) | GM Notes | Cordlife Group Limited - listed on Singapore Exchange
Convertible notes, net
Proceeds from sale of the GM Notes	$ 61,677
Golden Meditech Holdings Limited (GMHL) | GM Notes | Magnum
Convertible notes, net
Proceeds from sale of the GM Notes	$ 61,896
GMSC | Convertible notes
Convertible notes, net
Convertible notes, net							$ 0
GMSC | Convertible notes | KKR Notes and GM Notes
Convertible notes, net
Conversion amount of Notes		$ 115,000
Conversion price per share | $ / shares		$ 2.838
Number of shares issued in conversion of Notes (in shares) | shares		40,521,494